Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Parenthetical) (Details)
¥ in Thousands, $ in Thousands
		9 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Selling, General and Administrative
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge		¥ 143,534
Licensed Copyrights | Cost of Revenues
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	¥ 390,299
Produced Content, Net | Cost of Revenues
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content	¥ 209,701
Level 3 | Cost of Revenues
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment charge of licensed copyright and produced content			¥ 160,989	$ 25,263	¥ 205,462
Mainland China Film Group | Level 3 | Discounted Cash Flow | Weighted Average Cost of Capital
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement input	15.00%
Maximum | Mainland China Film Group | Level 3 | Discounted Cash Flow | Costs and Operating Expenses Attributable to Film Group As A Percentage of Revenue
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement input	37.00%
Maximum | Short-term Investments
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt investments maturity			1 year	1 year	1 year
Minimum | Mainland China Film Group | Level 3 | Discounted Cash Flow | Costs and Operating Expenses Attributable to Film Group As A Percentage of Revenue
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, measurement input	32.00%